Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Loss before income tax	€ (124,806)	€ (72,759)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(10,085)	(5,343)
Finance expense	2,734	2,536
Depreciation and impairment of property, plant and equipment and right-of-use assets	11,489	16,651
Loss on disposal of fixed assets	694
Impairment of inventory and prepayments	6,879	25,687
Share-based payment expense	4,572	3,597
Non-cash income from release of provisions	(1,634)	(47,242)
Working capital changes
Decrease / (increase) in assets held for sale	513
Decrease / (increase) in trade receivables and contract assets	2,440	5,164
Decrease / (increase) in inventory	(5,084)	16,367
Decrease / (increase) in other assets	18,751	(14,051)
(Decrease) / increase in trade and other payables, other liabilities and contract liabilities	(76,002)	(129,038)
Decrease / (increase) in deferred taxes	(25)	(10)
Income taxes paid	18	(126)
Interest received	6,838
Interest paid	(994)	(2,608)
Net cash flow (used in) operating activities	(163,702)	(201,175)
Investing activities
Purchase of property, plant and equipment	(27,222)	(43,507)
Purchase of intangible assets	(147)	(1,208)
Net cash flow (used in) investing activities	(27,369)	(44,715)
Financing activities
Payments on lease obligations	(2,526)	(1,943)
Proceeds from the issuance of Shares (net of transaction costs)	235,840	4,721
Payment on / proceeds from treasury shares/exercise of options	199	631
Net cash flow provided by financing activities	233,513	3,409
Net increase (decrease) in cash and cash equivalents	42,442	(242,481)
Currency translation gains (losses) on cash and cash equivalents	(314)	4,583
Cash and cash equivalents, beginning of period	495,797	811,464
Cash and cash equivalents, end of period	€ 537,925	€ 573,566